Themes US Cash Flow Champions ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Banking - 14.9%
Citizens Financial Group, Inc.	204	$8,927
Fifth Third Bancorp	315	13,318
Huntington Bancshares, Inc./OH	659	10,722
JPMorgan Chase & Co.	498	119,376
M&T Bank Corp.	77	14,477
PNC Financial Services Group, Inc.	182	35,099
Wells Fargo & Co.	1,589	111,611
		313,530

Consumer Discretionary Products - 1.6%
Lennar Corp. - Class A	112	15,274
NVR, Inc. (a)	1	8,179
PulteGroup, Inc.	98	10,672
		34,125

Consumer Staple Products - 2.0%
Altria Group, Inc.	786	41,100

Financial Services - 10.6%
American Express Co.	262	77,759
Ameriprise Financial, Inc.	45	23,959
Apollo Global Management, Inc.	184	30,389
Capital One Financial Corp.	177	31,563
Cboe Global Markets, Inc.	49	9,574
Discover Financial Services	112	19,402
Fidelity National Financial, Inc.	119	6,681
Synchrony Financial	184	11,960
T Rowe Price Group, Inc.	99	11,196
		222,483

Health Care - 16.9%
AbbVie, Inc.	531	94,359
Bristol-Myers Squibb Co.	933	52,770
Cardinal Health, Inc.	112	13,246
CVS Health Corp.	574	25,767
Gilead Sciences, Inc.	569	52,559
Pfizer, Inc.	2,615	69,376
Quest Diagnostics, Inc.	49	7,392
Regeneron Pharmaceuticals, Inc. (a)	49	34,904
Royalty Pharma PLC - Class A	175	4,464
		354,837

Industrial Products - 0.4%
Snap-on, Inc.	26	8,827

Insurance - 15.1%
Aflac, Inc.	233	24,102
Allstate Corp.	120	23,135
American International Group, Inc.	313	22,786
Arch Capital Group Ltd.	176	16,254
Chubb Ltd.	184	50,839
Cincinnati Financial Corp.	72	10,346
Everest Group Ltd.	22	7,974
Hartford Financial Services Group, Inc.	134	14,660
Loews Corp.	79	6,691
Markel Group, Inc. (a)	7	12,084
MetLife, Inc.	273	22,353
Principal Financial Group, Inc.	106	8,205
Progressive Corp.	267	63,976
Travelers Cos., Inc.	105	25,293
W R Berkley Corp.	135	7,900
		316,598

Materials - 1.7%
Dow, Inc.	323	12,962
LyondellBasell Industries NV - Class A	114	8,467
Nucor Corp.	112	13,071
		34,500

Media - 3.7%
Expedia Group, Inc. (a)	57	10,621
Fox Corp. - Class A	105	5,101
Omnicom Group, Inc.	86	7,399
Uber Technologies, Inc. (a)	906	54,650
		77,771

Oil & Gas - 21.0%
Cheniere Energy, Inc.	106	22,776
Chevron Corp.	714	103,416
ConocoPhillips	533	52,858
Coterra Energy, Inc.	329	8,403
Devon Energy Corp.	280	9,164
Diamondback Energy, Inc.	77	12,615
EOG Resources, Inc.	261	31,993
Exxon Mobil Corp.	895	96,275
Marathon Petroleum Corp.	161	22,460
Occidental Petroleum Corp.	310	15,317
ONEOK, Inc.	261	26,204
Phillips 66	191	21,761
Valero Energy Corp.	148	18,143
		441,385

Retail & Wholesale - Discretionary - 1.0%
Best Buy Co., Inc.	85	7,293
eBay, Inc.	231	14,310
		21,603

Retail & Wholesale - Staples - 1.4%
Archer-Daniels-Midland Co.	225	11,367
Kroger Co.	308	18,834
		30,201

Software & Technology Services - 1.3%
Cognizant Technology Solutions Corp. - Class A	226	17,379
Zoom Communications, Inc. - Class A (a)	128	10,446
		27,825

Tech Hardware & Semiconductors - 8.2%
Broadcom, Inc.	605	140,263
HP, Inc.	450	14,684
NetApp, Inc.	92	10,679
Skyworks Solutions, Inc.	66	5,853
		171,479
TOTAL COMMON STOCKS (Cost $2,041,392)		2,096,264

SHORT-TERM INVESTMENTS - 0.1%		Value
Money Market Funds - 0.1%	Shares
First American Treasury Obligations Fund - Class X, 4.40% (b)	1,664	1,664
TOTAL SHORT-TERM INVESTMENTS (Cost $1,664)		1,664

TOTAL INVESTMENTS - 99.9% (Cost $2,043,056)		2,097,928
Other Assets in Excess of Liabilities - 0.1%		1,330
TOTAL NET ASSETS - 100.0%		$2,099,258
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Themes US Cash Flow Champions ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,096,264	$–	$–	$2,096,264
Money Market Funds	1,664	–	–	1,664
Total Investments	$2,097,928	$–	$–	$2,097,928

Refer to the Schedule of Investments for further disaggregation of investment categories.